FINANCIAL LIABILITIES - Exchangeable and Class B Shares (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Exchangeable share liability, beginning			$ 4,153
Remeasurement of liability	$ 498	$ (301)	535	$ (608)
Exchangeable share liability, end	3,622		3,622		$ 4,153
Exchangeable and class B Shares
Disclosure of financial liabilities [line items]
Exchangeable share liability, beginning			4,153	$ 3,426	3,426
Share issuance - BIPC exchangeable LP unit exchanges			4		10
Exchangeable share conversion, value			0		0
Remeasurement of liability			(535)		(34)
Exchangeable share liability, end	$ 3,622		$ 3,622		4,153
Share issuance					$ 751
Share capital | Exchangeable Shares
Disclosure of financial liabilities [line items]
Number of shares outstanding at beginning of period (in shares)			131,872,066	110,567,671	110,567,671
Share issuance, exchangeable share conversion (in shares)			126,509		220,956
Exchangeable share conversion, shares (in shares)			(7,463)		(11,002)
Remeasurement of liability, shares (in shares)			0		0
Share Issuance (in shares)					21,094,441
Number of shares outstanding at end of period (in shares)	131,991,112		131,991,112		131,872,066
Share capital | Class B Shares
Disclosure of financial liabilities [line items]
Number of shares outstanding at beginning of period (in shares)			2	2	2
Share issuance, exchangeable share conversion (in shares)			0		0
Exchangeable share conversion, shares (in shares)			0		0
Remeasurement of liability, shares (in shares)			0		0
Share Issuance (in shares)					0
Number of shares outstanding at end of period (in shares)	2		2		2